Transfer of financial assets, assets pledged and received as collateral - Schedule of financial assets received as collateral (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Equity securities [member]
Financial assets received as collateral [Table]
Total received collateral available for sale or repledge	€ 27,553	€ 20,018
of which sold or repledged	23,330	16,365
Debt securities [member]
Financial assets received as collateral [Table]
Total received collateral available for sale or repledge	67,696	79,670
of which sold or repledged	€ 50,366	€ 60,384